Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following summarizes the components of the (loss) gain from discontinued operations, net of income taxes, that the Company has reported in the consolidated statements of operations and comprehensive loss. The Company recognized an unfavorable working capital adjustment of $1.7 millions primarily related to a potential shortfall in accounts receivable in the closing balance sheet delivered to M&Y Space.

	Years Ended December 31,
	2021	2020
	(in thousands)
Major classes of line items constituting gain from discontinued operations:
Revenue - launch services	$—	$26,925
Total operating cost and expenses	—	29,393
Operating loss	—	(2,468)
Loss from discontinued operations, before income taxes	—	(2,487)
(Loss) gain on disposal of discontinued operations	(1,650)	30,672
Total (loss) gain from discontinued operations, net of income taxes	(1,650)	28,185